Risk and capital management (Tables)	12 Months Ended
Dec. 31, 2025
Risk and capital management [Abstract]
Schedule of division of responsibility for risk, liquidity and capital management

Division of responsibility for risk, liquidity and capital management in SEK
First line
• Business and support operations • Day-to-day management of risk, liquidity and capital in compliance with risk strategy, risk policy and risk appetite	• Credit and sustainability analyses • Compliance with international sanctions	• Daily control and follow-up of credit, market and liquidity risk • Reporting to the Board
Second line
• Independent control functions: the Risk function and the Compliance function • Monitor and control SEK’s risk management	• Control that all material risks to which SEK is or may become exposed are managed by the relevant functions • Maintain and develop SEK’s risk framework including the internal control framework	• Compliance monitoring • Reporting to the Board
Third line
• Independent internal audit • Review and evaluation of the effectiveness and integrity of risk management	• Performance of audit activities in line with the audit plan confirmed by the Board	• Reporting to the Board

Schedule of detailed risk statement
Detailed risk statement

Risk class	Risk management	Risk profile	Risk appetite

Credit risk
Credit risk is the risk of losses due to the failure to fulfill a credit (or an arrangement similar to that of a credit). Credit risk includes the risk of default (comprises derivatives), concentration risk and country risk.

The overall strategy is for gross credit risks that arise out of the business strategy to be reduced and transferred to thereafter be contained within risk appetite. The credit portfolio shall maintain a high credit quality. SEK has a significant but natural concentration of risk in relation to the Swedish export industry, individual clients and specific sectors in which Sweden has developed export business. The concentration for counterparties is acceptable, but ongoing efforts are to be made to reduce concentration risks when possible. Credit risks are transferred using risk mitigation solutions such as guarantees and credit risk hedges when justifiable in terms of profitability.
To reduce credit risks, credit granting takes place responsibly and is based on adequate knowledge of SEK’s counterparties (including the financial impact of ESG factors) and their owners, and is in compliance with the owner instruction assignment. For derivatives, netting and CSA agreements must be in place to reduce counterparty risk.

SEK’s mission naturally entails certain concentration risks, such as single name concentration. The Company’s extensive use of guarantees results in a high proportion of exposures towards sovereigns. Total net risk is mainly limited to counterparties with high creditworthiness. SEK’s liquidity portfolio is invested in securities with high credit quality and preferably short maturities.

SEK is to ensure a high quality credit portfolio through a robust credit assessment based on a risk-based selection of counterparties, adequate counterparty knowledge, long-term relationships and risk mitigation of risk filled exposures.

Liquidity risk
Liquidity risk is the risk that the Company is unable to meet its payment commitments. Liquidity risk consists of financing risk, currency risk, and off-balance sheet-risk.
The overall strategy is to reduce liquidity risks that arise from the business strategy. SEK should strive for a high level of diversification of its financing. SEK’s liquidity investments should primarily consist of high-quality assets and SEK should avoid selling assets prematurely by investing in liquidity investments at an overall level with maturities that are aligned with the expected timing of payments.

SEK is dependent on the capital markets for its funding. In order to manage the effects of potential market disruptions, SEK has ensured that available funds and equity exceed the aggregate volume of all outstanding loans as well as committed, undisbursed CIRR loans for all maturities. In addition, SEK’s strong liquidity position enables the Company to effectively manage periods of stress.
SEK shall maintain good liquidity capacity to manage periods of stress. SEK shall uphold long-term financial stability by ensuring a good maturity matching.

Risk class	Risk management	Risk profile	Risk appetite

Market risk
Market risk is defined as the risk of the Company’s results, capital or value being affected in an adverse manner from changes in the financial markets, such as movements in interest rates, foreign exchange rates, basis spreads or credit spreads. Value encompasses both accounting value and economic value.

The overall strategy is to reduce the market risks arising from the business strategy, where SEK shall implement a sound balance between precision and cost of hedging the risks. Imbalances in borrowing versus lending and volatility in future earnings shall be reduced. Assets and liabilities shall, as a general rule be held to maturity. The majority of the interest rate risk in the CIRR system’s lending portfolio shall be hedged.
		SEK’s business model entails exposures to market movements, mainly interest rates, credit spreads and exchange rates.	SEK shall strive for low volatility in earnings and own funds due to market movements, low gap risk and low interest rate risk in the CIRR portfolio.

Operational risk
Operational risk is the risk of losses resulting from inadequate or failed internal processes, people and systems or external events, including, but not limited to, legal risks, model risks and information and communication technology (ICT) risks, but excluding strategic risks and reputational risks, Operational risk includes ICT and security risks, crisis and continuity risks, third-party risks, transaction management risks, reporting risks, legal risks, model risks and risks related to financial crime and conduct.

The overall strategy is to reduce operational risks that arise out of the business strategy. However, the operational risks linked to financial crime and conduct shall be avoided in the first place. Costs to reduce operational risks must be in reasonable proportion to the expected impact of the risk reduction measures
Risk reduction takes place primarily through effective and well-documented internal processes for risk management such as risk and control self-assessments, the incident management process, the new product approval process (NPAP) and the procurement process, an efficient control environment, a responsible approach to environmental and climate factors, social factors and governance-related factors throughout the term of the credit and continuous training of all personnel to ensure a comprehensive understanding of the risk framework and responsibility of every employee.

Operational risks are inherent in all of SEK’s operations and can have financial, regulatory and reputational impact. The most significant operational risks are within the ICT and security risk area.
The majority of reported incidents are minor events that are resolved promptly within the relevant function.
SEK shall promptly reduce critical and high operational risks and limit operational losses resulting from incidents.

Risk class	Risk management	Risk profile	Risk appetite

Business and strategic risk
Business and strategic risk is defined as the risk of an event taking place that impacts the ability of the business to achieve set goals.
Business and strategic risk includes business environment risk, public policy assignment risk and risks related to internal governance.

The overall strategy is to reduce business and strategic risk through the strategy process and business plan with a focus on the following three key areas: Business environment, public policy assignment and internal governance.
Business environment-related risks are mitigated through the implementation of appropriate measures based on continuous business environment monitoring and close dialogue with customers, investors and owners, as well as through active investor engagement aimed at broadening the investor base and access to borrowing markets.
Public-policy-related risks are mitigated through effective management of the CIRR-system, structured co-operation with bank counterparties and within Team Sweden, and a continued focus on broadening the customer base and developing business with existing customers. Risks related to internal governance are mitigated through clearly defined roles and responsibilities, a holistic perspective on investment, profitability and capital management, structured efforts to ensure appropriate strategic competencies, and management of goal conflicts in a manner intended to avoid material adverse impacts on any individual objective.

SEK’s strategic risks primarily stem from changes in the Company’s operating environment, including geopolitical risks, macroeconomic conditions, and other external factors that may have an adverse impact on the Company.
Other risks are related to SEK’s public policy assignment and its ability to create a robust internal governance structure that adapts to changing business environments and delivers on the Company’s business goals.

SEK does not have a specific risk appetite for business and strategic risk.